INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 8,680	$ 8,287
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	105,937	110,769
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	693	722
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	15,793	16,923
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	30,996	33,481
Recognized deferred tax assets	12,543	13,847
Unrecognized deferred tax assets	18,453	19,634
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	26,504	28,642
Recognized deferred tax assets	9,984	10,384
Unrecognized deferred tax assets	16,520	18,258
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	693	722
Recognized deferred tax assets	76	104
Unrecognized deferred tax assets	617	618
Before Offset Amount | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,799	4,117
Recognized deferred tax assets	2,483	3,359
Unrecognized deferred tax assets	$ 1,316	$ 758